Total
T. Rowe Price Institutional Large-Cap Core Growth Fund
Institutional Large-Cap Core Growth Fund
Investment Objective(s)
The fund seeks to provide long-term capital growth through investments in the common stocks of large-cap growth companies.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price Institutional Large-Cap Core Growth Fund Institutional Large-Cap Core Growth Fund
Management fees	0.55%
Other expenses	0.01%
Total annual fund operating expenses	0.56%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	T. Rowe Price Institutional Large-Cap Core Growth Fund Institutional Large-Cap Core Growth Fund USD ($)
1 Year	$ 57
3 Years	179
5 Years	313
10 Years	$ 701

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 30.4% of the average value of its portfolio.
Principal Investment Strategies

The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in large-cap companies. The fund defines a large-cap company as one whose market capitalization is larger than the median market capitalization of companies in the Russell 1000® Growth Index, a widely used benchmark of the largest U.S. growth stocks. As of December 31, 2020, the (unweighted) median market capitalization of companies in the Russell 1000® Growth Index was approximately $16.7 billion. The market capitalizations of the companies in the fund’s portfolio and the Russell index change over time; the fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization falls below the median market capitalization of companies in the Russell index.

The fund follows a growth-oriented approach to stock selection and expects to normally invest in stocks of approximately 100 to 150 companies. From a broad universe of about 1,000 large-cap stocks, the fund targets companies that, in the investment adviser’s view, are well established in their industries and have the potential for above-average earnings growth. The fund focuses on companies with leading market positions, seasoned management, and strong financial fundamentals. The fund may at times invest significantly in stocks of technology companies. The fund’s investment approach reflects its belief that solid company fundamentals (with emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook should ultimately reward investors with strong investment performance. Generally, the adviser seeks out companies with strong free cash flow growth, good balance sheets, high returns on capital, and above-average earnings growth and profit margins. The adviser makes an effort to avoid overpaying for a company’s growth prospects by examining a company’s stock valuation relative to its own history, its industry peers, and the overall equity market.

Once stocks are selected for inclusion in the fund’s portfolio, the adviser monitors each company and may build positions carefully over time and scale back positions when the adviser believes valuations have become less compelling. The adviser will eliminate holdings for various reasons, including a loss of faith in management, a change in the adviser’s assessment of a company’s fundamentals, an overextension in share price valuations, or to replace stocks with potentially better investment opportunities.

While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with its objective(s).

Principal Risks

As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:

Large-cap stocks Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Growth investing The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Sector exposure At times, the fund may have a significant portion of its assets invested in securities of issuers conducting business in a broadly related group of industries within the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Information technology sector Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources, or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Consumer-related companies A fund that focuses its investments in specific industries or sectors is more susceptible to adverse developments affecting those industries and sectors than a more broadly diversified fund. Because the fund invests significantly in companies connected to the consumer staples and consumer discretionary sectors, the fund may perform poorly during a downturn in one or more consumer-related industries and is more exposed to the economic, business or other developments that could adversely impact those industries.

Companies involved with consumer products, services, or equipment can be significantly affected by general economic trends, as well as by changes in consumer sentiment, demographics and product trends, product cycles, government regulation and import controls, labor relations, intense global competition, and social trends and marketing campaigns. Companies in the consumer staples sector can be particularly affected by the cost of commodities and production, and companies in the consumer discretionary sector can be significantly affected by disposable household income and consumer spending habits, as well as technological obsolescence. Overall, the consumer staples sector should be less cyclical and less impacted by changes in economic conditions than the consumer discretionary sector.

Foreign investing Investments in the securities of non-U.S. issuers may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Performance

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	27.75%	Worst Quarter	12/31/18	-14.14%

Average Annual Total Returns Periods ended December 31, 2020

The following table shows the average annual total returns for the fund, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.

Average Annual Total Returns - T. Rowe Price Institutional Large-Cap Core Growth Fund	Label	1 Year	5 Years	10 Years	Inception Date
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
S&P 500 Index		18.40%	15.22%	13.88%
Lipper Large-Cap Growth Funds Index	Lipper Large-Cap Growth Funds Index
Lipper Large-Cap Growth Funds Index		38.60%	19.55%	15.80%
Institutional Large-Cap Core Growth Fund		34.69%	19.84%	17.73%	Sep. 30, 2003
Institutional Large-Cap Core Growth Fund | After Taxes on Distributions		34.50%	19.59%	17.54%
Institutional Large-Cap Core Growth Fund | After Taxes on Distributions and Sales		20.67%	16.16%	15.17%

Updated performance information is available through troweprice.com.